Revenues - Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	$ 198,831,080	$ 131,493,350	$ 358,759,096	$ 248,862,185
Option order flow rebates [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	79,447,402	49,065,412	137,168,857	94,339,846
Equity order flow rebates [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	33,514,450	19,623,426	60,185,834	38,460,174
Equity and Option Order Flow Income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	112,961,852	68,688,838	197,354,691	132,800,020
Stock lending [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	4,789,298	7,637,688	8,703,688	13,042,625
Margin financing [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	12,871,294	8,617,766	24,777,418	17,519,653
Client bank deposits [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	20,825,977	17,936,187	40,006,691	32,553,378
Corporate bank deposits [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	4,265,810	2,094,892	9,314,960	4,310,941
Interest and Other Related Income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	42,752,379	36,286,533	82,802,757	67,426,597
Options [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	8,973,679	7,104,325	15,704,228	15,479,547
Platform and trading fees [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	25,806,413	13,001,178	45,488,606	22,172,966
Handling Charge Income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	34,780,092	20,105,503	61,192,834	37,652,513
Data subscription income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	2,039,267	2,037,609	4,080,942	4,021,956
Syndicate fees [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	740,771	112,454	1,521,353	403,475
Lease income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	275,077	301,669	550,305	604,397
Foreign exchange fee [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	1,083,161	737,002	2,142,453	1,314,638
Non-trading rebates [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	953,116	1,151,208	5,098,053	1,869,991
Proxy income [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	2,076,652	2,048,315	2,594,021	2,694,888
Other [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	1,168,713	24,219	1,421,687	73,710
Other Revenue [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (loss) [Line Items]
Total	$ 8,336,757	$ 6,412,476	$ 17,408,814	$ 10,983,055